Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 389,705	$ 6,285
Accounts receivable	92	145
Prepaid expenses and other current assets	20,690	414
Short-term investments	201,881
Total current assets	612,368	6,844
Property and equipment, net	1,171	1,635
Operating lease right-of-use assets	5,055	4,976
Intangible assets, net	332	429
Other assets	193	212
Long-term investments	35,970
Total assets	655,089	14,096
Current liabilities:
Accounts payable	1,890	1,156
Convertible notes payable derivative liabilities		3,029
Current portion of operating lease liabilities	734	953
Current portion of debt	49	6,720
Accrued expenses and other current liabilities	6,264	500
Total current liabilities	8,937	12,358
Operating lease liabilities, net of current portion	5,076	4,803
Convertible notes payable derivative liabilities, net of current portion		5,322
Debt, net of current portion	908	9,682
Total liabilities	14,921	32,165
Commitments and contingencies (Note 15)
Stockholders’ equity (deficit)
Common stock, $0.0001 par value; 250,000,000 shares authorized; 169,316,421 and 86,762,463 shares issued and outstanding at December 31, 2020 and 2019, respectively	19	9
Additional paid-in capital	364,998	30,888
Accumulated earnings (deficit)	275,151	(48,966)
Total stockholders’ equity (deficit)	640,168	(18,069)
Total liabilities and stockholders’ equity (deficit)	$ 655,089	$ 14,096